BANK LOANS AND OTHER BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Secured – at amortised cost:
Bank Loans	$ 95,319	$ 148,002
Other borrowings	46,898	50,966
Borrowings	142,217	198,968
Analysed between:
Current	18,578	33,330
Non-current portion	123,639	165,638
Total	142,217	198,968
Interest payable (included in bank loans)	1,102	1,752
Non-current portion of non-current borrowings	123,639	165,638
Within 2 to 5 years [member]
Analysed between:
Non-current portion of non-current borrowings	101,555	138,809
More than 5 years [member]
Analysed between:
Non-current portion of non-current borrowings	$ 22,084	$ 26,829